Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Attributable to Common Shareholders Per Share

The following table sets forth the computation of basic and diluted earnings attributable to common shareholders per share:

	For the year ended
	December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
	(except for number of shares and earnings per share)
Numerator:
Net profit/(loss) attributable to APWC from continuing operations	8,720	2,853	(7,694)
Net profit/(loss) attributable to APWC	8,720	2,853	(7,694)

Denominator:
Weighted-average common shares outstanding – basic and diluted	13,819,669	13,819,669	13,819,669

Earnings per share – basic and diluted
Continuing operations	0.63	0.21	(0.56)
Total earnings per share – basic and diluted	0.63	0.21	(0.56)